FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets and Liabilities (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 257	$ 108
Fair value change recorded in net income	17	(18)
Fair value change recorded in other comprehensive income	(2)	11
Additions	49	164
Disposals	(41)	(8)
Balance at end of period	280	257
Other financial assets - equity instruments designated as measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Additions		34
Warrants
Reconciliation of changes in fair value measurement, assets [abstract]
Additions		39
Other financial assets - secured debentures
Reconciliation of changes in fair value measurement, assets [abstract]
Additions	49	91
Other financial assets
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	222
Balance at end of period	280	222
Corporate bonds
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	0
Balance at end of period	0	0
Loans and notes receivable
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	1
Balance at end of period	$ 0	$ 1